DEBT. (Details Narrative) - USD ($) $ in Thousands										1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 21, 2019	Mar. 30, 2018	Sep. 15, 2017	Aug. 07, 2017	Jun. 30, 2017	May 20, 2017	Dec. 15, 2016	Dec. 12, 2016	Dec. 31, 2015	Jul. 31, 2019	Sep. 30, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 20, 2019	Aug. 06, 2019	Feb. 26, 2016
Debt maturity date												Dec. 15, 2019
Debt discount											$ 150	$ 690		$ 1,409
Principal balance											244,385	233,505		244,425
Net assets											652,860	659,981	[1]	720,296
A-1 Term Loan (Pacific Ethanol West Plants' Term Debt) [Member]
Line of credit									$ 17,003,000							$ 17,003,000
Description of maturity date									Mature in June 2016.
Debt retiremnt amount																			$ 17,003,000
Increased in debt amount														58,766	$ 58,766	$ 41,763
Credit Agreement [Member] | Illinois Corn Processing, LLC [Member]
Description payment terms			Maintain working capital of not less than $8.0 million. In addition, ICP is required to maintain an annual debt service coverage ratio of not less than 1.50 to 1.00 beginning for the year ending December 31, 2018.
Credit Agreement [Member] | Term Loan [Member] | Illinois Corn Processing, LLC [Member]
Debt face amount			$ 24,000
Interest rate term			Accrues at a rate equal to 3.75% plus the one-month LIBOR
Principal payments			$ 1,500
Frequency of periodic payments			Quarterly
Description payment terms			Principal payments in sixteen equal consecutive quarterly installments of $1,500,000 each until September 20, 2021.
Note Purchase Agreement [Member] | Notes Payable [Member] | Five Accredited Investors [Member]
Debt face amount								$ 55,000
Description of borrowing terms								Private offering for aggregate gross proceeds of 97% of the principal amount of the Notes sold.
Repayment of debt												2,000
Note Purchase Agreement [Member] | Total Notes Payable [Member] | Five Accredited Investors [Member]
Debt maturity date							Dec. 15, 2019
Interest rate term							(i) the greater of 1% and the three-month LIBOR, plus 7.0% from the closing through December 14, 2017, (ii) the greater of 1% and LIBOR, plus 9% between December 15, 2017 and December 14, 2018, and (iii) the greater of 1% and LIBOR plus 11% between December 15, 2018 and the Maturity Date.
Debt default interest rate							2.00%
Description of debt collateral							Secured by a first-priority security interest in the equity interest held by Pacific Ethanol in its wholly-owned subsidiary, PE Op. Co., which indirectly owns the Company’s plants located on the West Coast.
Second Note Purchase Agreement [Member] | Notes Payable [Member] | Five Accredited Investors [Member]
Debt face amount					$ 13,900
Description of borrowing terms					Private offering for aggregate gross proceeds of 97% of the principal amount of the notes sold
Revolving Credit Facility [Member] | Credit Agreement [Member] | Illinois Corn Processing, LLC [Member]
Maximum borrowing capacity			$ 18,000
Unused facility fees			0.75%
Kinergy Marketing LLC [Member]
Line of credit											2,200	10,200
Kinergy Marketing LLC [Member] | Line of Credit [Member]
Maximum borrowing capacity												$ 100,000
Line of credit maturity date												Aug. 02, 2022
Description of interest rate												Interest accrues under the line of credit at a rate equal to (i) the three-month London Interbank Offered Rate (“LIBOR”), plus (ii) a specified applicable margin ranging between 1.50% and 2.00%.
Interest rate at end of period												4.31%
Interest margin rate												1.50%
Description of payment made to company												Payments that may be made by Kinergy to the Company as reimbursement for management and other services provided by the Company to Kinergy are limited under the terms of the credit facility to $1,500,000 per fiscal quarter.
Description of collateral												The credit facility is based on Kinergy’s eligible accounts receivable and inventory levels, subject to certain concentration reserves. The credit facility is subject to certain other sublimits, including inventory loan limits.
Unused borrowing capacity											4,430	$ 10,200
Interest rate term										Accrue interest at an annual rate equal to the daily three month LIBOR plus an applicable margin of 4.00%.
Line of credit											79,685	$ 57,057		$ 49,477
Description of borrowing capacity										The borrowing base under the credit facility at 90% of eligible accounts receivable, plus the lesser of (a) $50,000,000, (b) 80% of eligible inventory, or (c) 95% of the estimated recovery value of eligible inventory.
Additional borrowing											4,430
Kinergy Marketing LLC [Member] | Line of Credit [Member] | Minimum [Member]
Unused facility fees												0.25%
Kinergy Marketing LLC [Member] | Line of Credit [Member] | Maximum [Member]
Unused facility fees												0.38%
Pacific Ag. Products, LLC [Member] | Line of Credit [Member]
Description of payment made to company												Payments that may be made by PAP to the Company as reimbursement for management and other services provided by the Company to PAP are limited under the terms of the credit facility to $500,000 per fiscal quarter.
Description of collateral												The credit facility also includes the accounts receivable of PAP as additional collateral.
Pacific Ethanol Pekin, Inc [Member] | Term Loan [Member]
Debt face amount												$ 3,500						$ 3,500
Debt maturity date		May 31, 2018										Mar. 31, 2018
Description of debt covenant		One of the Company's subsidiaries, amended its term loan facility by reducing the amount of working capital it is required to maintain to not less than $13.0 million from March 31, 2018 through November 30, 2018 and not less than $16.0 million from December 1, 2018 and continuing at all times thereafter.										Pekin amended its term loan facility by reducing the amount of working capital it is required to maintain to not less than $13.0 million from March 31, 2018 through November 30, 2018 and not less than $16.0 million from December 1, 2018 and continuing at all times thereafter.
Pacific Ethanol Pekin, Inc [Member] | Credit Agreement [Member] | 1st Farm Credit Services [Member]
Interest rate term							Annual rate equal to the 30-day LIBOR plus 3.75%, payable monthly.
Description of debt covenant							Under the terms of the Pekin Credit Agreement, Pekin is required to maintain not less than $20.0 million in working capital and an annual debt coverage ratio of not less than 1.25 to 1.0.
Pacific Ethanol Pekin, Inc [Member] | Credit Agreement [Member] | 1st Farm Credit Services [Member] | Term Loan [Member]
Debt face amount							$ 64,000
Debt maturity date							Aug. 20, 2021
Pacific Ethanol Pekin, Inc [Member] | Amendment Credit Agreement [Member] | 1st Farm Credit Services [Member]
Interest rate term				Increase the interest rate under the facilities by 25 basis points to an annual rate equal to the 30-day LIBOR plus 4.00%.
Principal payments				$ 3,500
Description of debt covenant				Maintain working capital of not less than $17.5 million from August 31, 2017 through December 31, 2017 and working capital of not less than $20.0 million from January 1, 2018 and continuing at all times thereafter. In addition, the required debt service coverage ratio was reduced to 0.15 to 1.00 for the fiscal year ended December 31, 2017.
Description of debt covenant subsequent				Working capital covenant requirement to $13.0 million for the month ended February 28, 2018.
Pacific Ethanol Pekin, Inc [Member] | Line of Credit [Member]
Debt face amount											10,500
Net assets											$ 184,800
Date of first required principal payment											Nov. 15, 2019
Pacific Ethanol Pekin, Inc [Member] | Line of Credit [Member] | Lender [Member]
Debt face amount											$ 3,500						$ 3,500
Debt maturity date											Feb. 20, 2019
Interest rate term	Interest rate under the facilities by 125 basis points to an annual rate equal to the 30-day LIBOR plus 5.00%.
Description of maintain working capital	Working capital of not less than $15,000,000 from March 21, 2019 through July15, 2019 and working capital of not less than $30,000,000 from July 15, 2019 and continuing at all times thereafter.
Description of event of default											At which time the waivers will become permanent if Pacific Ethanol Central, LLC (“PE Central”), PE Pekin’s parent, has made a contribution to PE Pekin in an amount equal to $30,000,000, minus the then-existing amount of PE Pekin’s working capital, plus the amount of any accounts receivable owed by PE Central to PE Pekin, plus $12,000,000 (the “PE Central Contribution Amount”).
Pacific Ethanol Pekin, Inc [Member] | Revolving Credit Facility [Member] | Credit Agreement [Member] | 1st Farm Credit Services [Member]
Maximum borrowing capacity							$ 32,000
Line of credit maturity date							Feb. 01, 2022
Unused facility fees							0.75%
Description of collateral							Secured by a first-priority security interest in all of Pekin’s assets under the terms of a Security Agreement
Principal payments						$ 3,500						$ 3,500
Frequency of periodic payments						Quarterly
Description payment terms						Principal payment of $4.5 million at maturity on August 20, 2021
Pacific Aurora Line of Credit [Member] | Line of Credit [Member]
Deferred financing fees												$ 300

[1]	Amounts derived from the audited consolidated financial statements for the year ended December 31, 2018.